EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of issued capital

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2025: 1,256,388 (December 31, 2024: 9,865,767*) common shares, no par value	450,782	450,782	64,431

Schedule of issued capital shares combination

	Number of shares	Share capital
		CNY	US$

As of January 1, 2024	8,377,897	450,782	64,431

Issue of shares	1,487,870	—	—

As of December 31, 2024	9,865,767	450,782	64,431

Effect of Eight-to-One Share Combination*	(8,609,379)	—	—

As of December 31, 2025	1,256,388	450,782	64,431

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on June 13, 2025. On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

Schedule of other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2024	758,775	108,452

Issuance of shares	13,207	1,888

Equity-settled share-based payments	483	69

As of December 31, 2024	772,465	110,409

As of December 31, 2025	772,465	110,409